Distribution Date:	03/17/22	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2012-LC9

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639EAA9	0.669800%	42,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639EAB7	1.676900%	163,562,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639EAC5	2.475100%	54,126,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639EAD3	2.610600%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639EAE1	2.840000%	320,108,000.00	199,529,470.32	0.00	472,219.75	0.00	0.00	472,219.75	199,529,470.32	60.58%	30.00%
A-SB	46639EAF8	2.436800%	70,393,000.00	10,688,282.29	978,303.13	21,704.34	0.00	0.00	1,000,007.47	9,709,979.16	60.58%	30.00%
A-S	46639EAJ0	3.353300%	85,756,000.00	85,756,000.00	0.00	239,638.00	0.00	0.00	239,638.00	85,756,000.00	44.43%	22.00%
B	46639EAK7	3.811900%	54,937,000.00	54,937,000.00	0.00	174,511.96	0.00	0.00	174,511.96	54,937,000.00	34.08%	16.87%
C	46639EAL5	4.363863%	38,858,000.00	38,858,000.00	0.00	141,309.16	0.00	0.00	141,309.16	38,858,000.00	26.76%	13.25%
D	46639EAN1	4.363863%	20,099,000.00	20,099,000.00	0.00	73,091.07	0.00	0.00	73,091.07	20,099,000.00	22.97%	11.37%
E	46639EAP6	4.363863%	40,198,000.00	40,198,000.00	0.00	146,182.14	0.00	0.00	146,182.14	40,198,000.00	15.40%	7.62%
F	46639EAQ4	4.363863%	21,438,000.00	21,438,000.00	0.00	77,960.41	0.00	0.00	77,960.41	21,438,000.00	11.36%	5.63%
G	46639EAR2	4.363863%	21,439,000.00	21,439,000.00	0.00	77,964.05	0.00	0.00	77,964.05	21,439,000.00	7.32%	3.63%
NR	46639EAS0	4.363863%	38,858,167.00	38,858,167.00	0.00	187,318.08	0.00	0.00	187,318.08	38,858,167.00	0.00%	0.00%
R	46639EAT8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,071,943,168.00	531,800,919.61	978,303.13	1,611,898.96	0.00	0.00	2,590,202.09	530,822,616.48

X-A	46639EAG6	1.389699%	836,116,000.00	295,973,752.61	0.00	342,762.01	0.00	0.00	342,762.01	294,995,449.48
X-B	46639EAH4	0.323292%	93,795,000.00	93,795,000.00	0.00	25,269.33	0.00	0.00	25,269.33	93,795,000.00
Notional SubTotal			929,911,000.00	389,768,752.61	0.00	368,031.34	0.00	0.00	368,031.34	388,790,449.48

Deal Distribution Total					978,303.13	1,979,930.30	0.00	0.00	2,958,233.43

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639EAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639EAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639EAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639EAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639EAE1	623.31922451	0.00000000	1.47518884	0.00000000	0.00000000	0.00000000	0.00000000	1.47518884	623.31922451
A-SB	46639EAF8	151.83728908	13.89773316	0.30833094	0.00000000	0.00000000	0.00000000	0.00000000	14.20606410	137.93955592
A-S	46639EAJ0	1,000.00000000	0.00000000	2.79441672	0.00000000	0.00000000	0.00000000	0.00000000	2.79441672	1,000.00000000
B	46639EAK7	1,000.00000000	0.00000000	3.17658336	0.00000000	0.00000000	0.00000000	0.00000000	3.17658336	1,000.00000000
C	46639EAL5	1,000.00000000	0.00000000	3.63655258	0.00000000	0.00000000	0.00000000	0.00000000	3.63655258	1,000.00000000
D	46639EAN1	1,000.00000000	0.00000000	3.63655256	0.00000000	0.00000000	0.00000000	0.00000000	3.63655256	1,000.00000000
E	46639EAP6	1,000.00000000	0.00000000	3.63655256	0.00000000	0.00000000	0.00000000	0.00000000	3.63655256	1,000.00000000
F	46639EAQ4	1,000.00000000	0.00000000	3.63655238	0.00000000	0.00000000	0.00000000	0.00000000	3.63655238	1,000.00000000
G	46639EAR2	1,000.00000000	0.00000000	3.63655254	0.00000000	0.00000000	0.00000000	0.00000000	3.63655254	1,000.00000000
NR	46639EAS0	1,000.00000000	0.00000000	4.82055883	(1.18400644)	33.60468135	0.00000000	0.00000000	4.82055883	1,000.00000000
R	46639EAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639EAG6	353.98647151	0.00000000	0.40994552	0.00000000	0.00000000	0.00000000	0.00000000	0.40994552	352.81641480
X-B	46639EAH4	1,000.00000000	0.00000000	0.26941020	0.00000000	0.00000000	0.00000000	0.00000000	0.26941020	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	02/01/22 - 02/28/22	30	0.00	472,219.75	0.00	472,219.75	0.00	0.00	0.00	472,219.75	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	21,704.34	0.00	21,704.34	0.00	0.00	0.00	21,704.34	0.00
A-S	02/01/22 - 02/28/22	30	0.00	239,638.00	0.00	239,638.00	0.00	0.00	0.00	239,638.00	0.00
B	02/01/22 - 02/28/22	30	0.00	174,511.96	0.00	174,511.96	0.00	0.00	0.00	174,511.96	0.00
C	02/01/22 - 02/28/22	30	0.00	141,309.16	0.00	141,309.16	0.00	0.00	0.00	141,309.16	0.00
D	02/01/22 - 02/28/22	30	0.00	73,091.07	0.00	73,091.07	0.00	0.00	0.00	73,091.07	0.00
E	02/01/22 - 02/28/22	30	0.00	146,182.14	0.00	146,182.14	0.00	0.00	0.00	146,182.14	0.00
F	02/01/22 - 02/28/22	30	0.00	77,960.41	0.00	77,960.41	0.00	0.00	0.00	77,960.41	0.00
G	02/01/22 - 02/28/22	30	0.00	77,964.05	0.00	77,964.05	0.00	0.00	0.00	77,964.05	0.00
NR	02/01/22 - 02/28/22	30	1,351,824.64	141,309.76	0.00	141,309.76	(46,008.32)	0.00	0.00	187,318.08	1,305,816.32
X-A	02/01/22 - 02/28/22	30	0.00	342,762.01	0.00	342,762.01	0.00	0.00	0.00	342,762.01	0.00
X-B	02/01/22 - 02/28/22	30	0.00	25,269.33	0.00	25,269.33	0.00	0.00	0.00	25,269.33	0.00
Totals			1,351,824.64	1,933,921.98	0.00	1,933,921.98	(46,008.32)	0.00	0.00	1,979,930.30	1,305,816.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Non-EC)	46639EAJ0	3.353300%	85,756,000.00	85,756,000.00	0.00	239,638.00	0.00	0.00	239,638.00	85,756,000.00
A-S (EC)	N/A	N/A	85,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Non-EC)	46639EAK7	3.811900%	54,937,000.00	54,937,000.00	0.00	174,511.96	0.00	0.00	174,511.96	54,937,000.00
B (EC)	N/A	N/A	54,937,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Non-EC)	46639EAL5	4.508180%	38,858,000.00	38,858,000.00	0.00	141,309.16	0.00	0.00	141,309.16	38,858,000.00
C (EC)	N/A	N/A	38,858,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total				179,551,000.00	0.00	555,459.12	0.00	0.00	555,459.12	179,551,000.00

Exchangeable Certificate Details
EC	46639EAM3	N/A	179,551,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			179,551,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	2,958,233.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,811,991.84	Master Servicing Fee	4,751.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,737.22
Interest Adjustments	41.80	Trustee Fee	0.00
Deferred Interest	0.00	Senior Trust Advisor Fee	785.88
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	129,204.44
Total Interest Collected	1,941,238.08	Total Fees	7,274.33

Principal		Expenses/Reimbursements
Scheduled Principal	978,303.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(73,525.34)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,558.80
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	978,303.10	Total Expenses/Reimbursements	(45,966.54)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,979,930.30
Excess Liquidation Proceeds	0.00	Principal Distribution	978,303.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,958,233.43
Total Funds Collected	2,919,541.18	Total Funds Distributed	2,919,541.22

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	531,800,919.65	531,800,919.65	Beginning Certificate Balance	531,800,919.61
(-) Scheduled Principal Collections	978,303.10	978,303.10	(-) Principal Distributions	978,303.13
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	530,822,616.52	530,822,616.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	532,335,183.45	532,335,183.45	Ending Certificate Balance	530,822,616.48
Ending Actual Collateral Balance	531,077,265.55	531,077,265.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.04)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.04)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹

	Scheduled	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	44,696,226.40	8.42%	7	4.8851	NAP	Defeased	5	44,696,226.40	8.42%	7	4.8851	NAP
	$9,999,999 or less	13	61,536,484.68	11.59%	8	4.7225	2.263459	1.30 or less	3	180,394,915.93	33.98%	(1)	3.7635	1.015821
$10,000,000 to $24,999,999		3	41,649,615.79	7.85%	8	4.9966	1.688616	1.31 to 1.40	1	4,455,634.73	0.84%	8	4.7630	1.370000
$25,000,000 to $49,999,999		4	142,878,904.93	26.92%	(4)	4.4908	1.419264	1.41 to 1.50	3	145,013,521.31	27.32%	7	4.6579	1.463217
$50,000,000 to $99,999,999		2	127,017,373.72	23.93%	7	4.5853	1.463672	1.51 to 1.60	1	2,795,692.19	0.53%	8	4.7630	1.530000
$100,000,000 or greater		1	113,044,011.00	21.30%	9	3.4000	1.240000	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	530,822,616.52	100.00%	5	4.3809	1.520943	1.76 to 2.00	7	86,147,103.71	16.23%	8	4.8506	1.935378
								2.01 to 2.25	2	9,356,443.90	1.76%	8	5.0890	2.177480
								2.26 of Greater	6	57,963,078.35	10.92%	8	4.3604	2.511383
								Totals	28	530,822,616.52	100.00%	5	4.3809	1.520943
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

State	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	44,696,226.40	8.42%	7	4.8851	NAP
							Defeased	5	44,696,226.40	8.42%	7	4.8851	NAP
Alabama	1	4,511,685.00	0.85%	6	5.0000	1.950000
							Lodging	5	23,081,990.45	4.35%	9	5.1807	2.233020
Arkansas	2	8,805,736.00	1.66%	7	4.9070	2.064010
							Multi-Family	8	25,247,474.50	4.76%	8	5.0531	1.451868
California	2	14,896,443.90	2.81%	8	4.8510	1.986318
							Office	1	39,009,296.97	7.35%	9	4.1000	0.770000
Delaware	1	5,600,000.00	1.05%	7	4.1500	2.350000
							Retail	30	398,787,628.19	75.13%	4	4.2630	1.555337
Florida	2	4,113,009.84	0.77%	6	5.4012	3.343966
							Totals	49	530,822,616.52	100.00%	5	4.3809	1.520943
Illinois	4	13,509,726.92	2.55%	8	4.5508	1.949747
Kentucky	1	2,859,201.02	0.54%	8	5.1700	1.460000
Maryland	1	11,340,000.00	2.14%	8	4.8500	1.980000
Missouri	2	164,891,587.67	31.06%	9	3.8805	1.302887
New Jersey	2	15,571,000.00	2.93%	8	4.7901	2.042634
New York	3	26,967,165.40	5.08%	8	4.5409	2.118229
North Carolina	1	10,620,000.00	2.00%	8	4.8500	1.980000
Ohio	1	5,802,714.51	1.09%	7	4.5290	1.860000
Oregon	1	28,341,607.96	5.34%	(52)	4.7500	0.460000
Pennsylvania	3	123,254,094.02	23.22%	8	4.2555	1.319345
South Carolina	2	8,493,508.91	1.60%	8	5.1700	1.460000
Tennessee	1	546,611.96	0.10%	8	5.1700	1.460000
Texas	12	23,039,636.71	4.34%	9	4.9003	2.164999
Virginia	2	12,962,660.30	2.44%	9	4.5454	2.138873
Totals	49	530,822,616.52	100.00%	5	4.3809	1.520943

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning

	Note Rate	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Seasoning	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	44,696,226.40	8.42%	7	4.8851	NAP	Defeased	5	44,696,226.40	8.42%	7	4.8851	NAP
	4.00000% or less	1	113,044,011.00	21.30%	9	3.4000	1.240000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30%	3	75,277,296.97	14.18%	8	4.1358	1.544090	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55%	3	90,838,511.56	17.11%	7	4.3557	1.620487	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75%	3	44,638,607.96	8.41%	(30)	4.7071	1.085404	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95%	5	112,618,903.59	21.22%	8	4.8803	1.703847	49 months or greater	23	486,126,390.12	91.58%	5	4.3345	1.519121
	4.95001% to 5.15%	4	23,703,457.71	4.47%	8	5.0481	1.933017	Totals	28	530,822,616.52	100.00%	5	4.3809	1.520943
	5.15001% to 5.35%	2	18,769,647.59	3.54%	8	5.1774	1.476072
	5.35001% or Greater	2	7,235,953.74	1.36%	8	5.4189	2.903814
	Totals	28	530,822,616.52	100.00%	5	4.3809	1.520943
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)

	Anticipated	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Remaining	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	44,696,226.40	8.42%	7	4.8851	NAP	Defeased	5	44,696,226.40	8.42%	7	4.8851	NAP
	60 months or less	23	486,126,390.12	91.58%	5	4.3345	1.519121	Interest Only	10	124,581,921.00	23.47%	8	4.5942	2.169918
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	13	361,544,469.12	68.11%	4	4.2450	1.294868
	Totals	28	530,822,616.52	100.00%	5	4.3809	1.520943	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	28	530,822,616.52	100.00%	5	4.3809	1.520943
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)

	Age of Most	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Age of Most	# Of	Scheduled	% Of WAM²	WAC Weighted Avg
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	44,696,226.40	8.42%	7	4.8851	NAP				None
Underwriter's Information		3	75,922,147.59	14.30%	8	4.8550	1.930813
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or more	20	410,204,242.53	77.28%	4	4.2382	1.442924
	Totals	28	530,822,616.52	100.00%	5	4.3809	1.520943
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30289496	RT	Des Peres	MO	Actual/360	3.400%	299,670.73	276,854.87	0.00	N/A	12/01/22	--	113,320,865.90	113,044,011.00	03/01/22
2	30289497	RT	Homestead	PA	Actual/360	4.349%	254,774.07	150,197.69	0.00	N/A	10/06/22	--	75,319,994.74	75,169,797.05	03/06/22
4	30289499	RT	Lee`s Summit	MO	Actual/360	4.928%	199,166.66	114,967.00	0.00	11/06/22	11/06/37	--	51,962,543.67	51,847,576.67	03/06/22
7	30289502	RT	Various	Various	Actual/360	4.850%	181,293.00	0.00	0.00	11/06/22	11/06/32	--	48,060,000.00	48,060,000.00	03/06/22
8	30289503	OF	Philadelphia	PA	Actual/360	4.100%	124,715.11	99,972.13	0.00	N/A	12/01/22	--	39,109,269.10	39,009,296.97	03/01/22
12	30289507	RT	Salem	OR	Actual/360	4.750%	104,959.52	68,488.22	0.00	N/A	11/01/17	--	28,410,096.18	28,341,607.96	11/01/21
15	30289510	RT	Various	Various	Actual/360	4.150%	88,660.60	0.00	0.00	10/06/22	10/06/37	--	27,468,000.00	27,468,000.00	03/06/22
16	30289511	OF	Encino	CA	Actual/360	4.961%	88,427.39	42,777.79	0.00	N/A	10/06/22	--	22,917,225.89	22,874,448.10	03/06/22
18	30289513	MF	Various	Various	Actual/360	5.170%	72,543.73	44,569.72	0.00	N/A	11/06/22	--	18,040,717.31	17,996,147.59	03/06/22
20	30289515	LO	Corpus Christi	TX	Actual/360	5.053%	49,911.70	46,350.63	0.00	N/A	12/06/22	--	12,699,818.83	12,653,468.20	03/06/22
25	30289520	LO	Austin	TX	Actual/360	4.900%	35,218.23	23,427.07	0.00	N/A	11/06/22	--	9,240,934.89	9,217,507.82	03/06/22
26	30289521	RT	Los Angeles	CA	Actual/360	4.648%	39,766.22	0.00	0.00	N/A	11/01/22	--	11,000,000.00	11,000,000.00	03/01/22
28	30289523	RT	Various	Various	Actual/360	4.305%	33,034.66	0.00	0.00	12/01/22	04/01/24	--	9,866,000.00	9,866,000.00	03/01/22
29	30289524	RT	Gainesville	VA	Actual/360	4.250%	29,088.89	0.00	0.00	12/01/22	12/01/31	--	8,800,000.00	8,800,000.00	03/01/22
32	30289527	RT	Chardon	OH	Actual/360	4.529%	20,519.31	22,406.64	0.00	N/A	10/06/22	--	5,825,121.15	5,802,714.51	03/06/22
33	30289528	OF	Palm Beach	FL	Actual/360	4.700%	21,982.25	15,618.99	0.00	N/A	10/06/22	--	6,013,380.48	5,997,761.49	03/06/22
34	30289529	OF	Austin	TX	Actual/360	4.600%	19,270.38	14,093.30	0.00	N/A	10/06/22	--	5,374,448.04	5,360,354.74	03/06/22
35	30289530	RT	Jonesboro	AR	Actual/360	4.850%	20,596.33	0.00	0.00	11/06/22	11/06/32	--	5,460,000.00	5,460,000.00	03/06/22
36	30289531	RT	Various	TX	Actual/360	4.600%	18,951.49	0.00	0.00	11/01/22	11/01/24	--	5,297,000.00	5,297,000.00	03/01/22
37	30289532	MF	Chicago	IL	Actual/360	4.763%	16,543.56	10,100.43	0.00	N/A	11/06/22	--	4,465,735.16	4,455,634.73	03/06/22
38	30289533	LO	Fresno	CA	Actual/360	5.424%	16,496.78	13,981.08	0.00	N/A	11/06/22	--	3,910,424.98	3,896,443.90	03/06/22
39	30289534	RT	Millbrook	AL	Actual/360	5.000%	17,545.44	0.00	0.00	09/06/22	09/06/37	--	4,511,685.00	4,511,685.00	03/06/22
40	30289535	LO	Panama City Beach	FL	Actual/360	5.413%	14,110.53	12,072.29	0.00	N/A	10/06/22	--	3,351,582.13	3,339,509.84	02/06/22
41	30289536	LO	Corpus Christi	TX	Actual/360	5.147%	12,827.05	11,612.24	0.00	N/A	12/06/22	--	3,204,180.75	3,192,568.51	03/06/22
42	30289537	RT	Greenwood	AR	Actual/360	5.000%	13,011.20	0.00	0.00	09/06/22	09/06/37	--	3,345,736.00	3,345,736.00	03/06/22
43	30289538	MF	Chicago	IL	Actual/360	4.763%	10,380.27	6,337.53	0.00	N/A	11/06/22	--	2,802,029.72	2,795,692.19	03/06/22
44	30289539	MH	Kyle	TX	Actual/360	5.500%	5,349.92	4,475.48	0.00	N/A	10/06/22	--	1,250,629.73	1,246,154.25	03/06/22
45	30289540	RT	Middleburg	FL	Actual/360	5.350%	3,218.62	0.00	0.00	05/06/22	05/06/37	--	773,500.00	773,500.00	03/06/22
Totals							1,812,033.64	978,303.10	0.00				531,800,919.65	530,822,616.52
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,428,138.49	12,504,242.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,378,183.83	7,964,130.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,692,311.55	5,844,422.94	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,097,375.61	6,163,823.62	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,444,388.58	2,728,698.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	878,575.82	246,582.80	01/01/21	03/31/21	03/11/22	22,176,835.84	315,957.33	246,659.31	376,883.71	0.00	0.00
15	2,832,838.87	2,824,576.61	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,781,584.38	3,110,898.08	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,202,307.90	2,346,238.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,070,543.33	1,053,271.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	959,048.20	1,086,086.83	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,015,045.69	945,041.47	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,006,667.00	1,020,000.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	596,510.56	616,411.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	769,294.25	769,535.61	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	556,357.94	460,002.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	482,416.77	902,471.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	447,698.04	447,698.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	549,217.02	1,277,512.62	01/01/21	12/31/21	--	0.00	0.00	26,156.75	26,156.75	0.00	0.00
41	390,461.91	745,395.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	332,000.04	332,000.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	355,454.00	324,067.95	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	82,934.80	83,241.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	51,349,354.58	53,796,349.45				22,176,835.84	315,957.33	272,816.06	403,040.46	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,341,607.96	0	0.00	0	0.00	0	0.00	4.380884%	4.363297%	5
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,410,096.18	0	0.00	0	0.00	0	0.00	4.380782%	4.363195%	6
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	28,467,105.55	0	0.00	0	0.00	0	0.00	4.380671%	4.363084%	7
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,523,882.69	0	0.00	0	0.00	0	0.00	4.380561%	4.362973%	8
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,584,184.70	0	0.00	0	0.00	0	0.00	4.380453%	4.362866%	9
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,640,484.90	0	0.00	0	0.00	0	0.00	4.380343%	4.362755%	10
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,700,327.18	0	0.00	0	0.00	0	0.00	4.380236%	4.362648%	11
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,756,154.26	0	0.00	0	0.00	0	0.00	4.380126%	4.362537%	12
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,811,753.92	0	0.00	0	0.00	2	53,981,828.00	4.380016%	4.362427%	13
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,870,920.93	0	0.00	0	0.00	1	6,551,547.65	4.431852%	4.414399%	14
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,926,053.08	0	0.00	0	0.00	0	0.00	4.436900%	4.418969%	15
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	1	28,984,769.44	0	0.00	0	0.00	0	0.00	4.436833%	4.418902%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30289507	11/01/21	3	5	246,659.31	376,883.71	458,511.27	28,584,184.70	08/15/17	7			08/30/18
40	30289535	02/06/22	0	B	26,156.75	26,156.75	0.00	3,351,582.13
Totals					272,816.06	403,040.46	458,511.27	31,935,766.83
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		28,341,608	0	0		28,341,608
0 - 6 Months		0	0	0		0
7 - 12 Months		337,051,511	337,051,511	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		15,163,000	15,163,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		150,266,498	150,266,498	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	530,822,617	502,481,009	0	0	0	28,341,608
Feb-22	531,800,920	503,390,823	0	0	0	28,410,096
Jan-22	532,629,701	504,162,596	0	0	0	28,467,106
Dec-21	533,455,419	504,931,537	0	0	0	28,523,883
Nov-21	534,327,017	505,742,832	0	0	0	28,584,185
Oct-21	535,146,456	506,505,971	0	0	0	28,640,485
Sep-21	536,011,999	507,311,672	0	0	0	28,700,327
Aug-21	536,825,207	508,069,053	0	0	0	28,756,154
Jul-21	537,635,409	508,823,655	0	0	0	28,811,754
Jun-21	592,473,875	563,602,954	0	0	0	28,870,921
May-21	599,951,277	571,025,224	0	0	0	28,926,053
Apr-21	600,931,584	571,946,814	0	0	0	28,984,769
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30289496	113,044,011.00	113,044,011.00	340,000,000.00	11/02/12	12,504,242.44	1.24000	09/30/21	12/01/22	248
12	30289507	28,341,607.96	28,584,184.70	8,500,000.00	05/27/21	237,321.05	0.46000	03/31/21	11/01/17	248
Totals		141,385,618.96	141,628,195.70	348,500,000.00		12,741,563.49

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30289496	RT	MO	04/06/20	3
3/11/2022 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Parent Co of Borrower filed BNK. Loan is still performing.

12	30289507	RT	OR	08/15/17	7

3/11/2022 - Property foreclosed on 8/30/18. Property has been well maintained. Collateral is 86% occupied inclusive of inline (permanent and specialty leasing) as well as the theater out parcel). Inline occupancy is 63%. Per Government order on

State, pro perty was closed 3/24/20 temporarily due to COVID-19. Mall reopened 5/22/20. Theater re-opened end of May 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification
							Modification	Modification
		Balance	Rate	Balance	Rate Modification	Modification Booking	Closing	Effective
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 26

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 26

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 26

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	22,034.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,524.19	0.00	0.00	(73,525.34)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,558.80	0.00	0.00	(73,525.34)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(45,966.54)

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26